SHARE BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Sep. 06, 2022 shares	Jan. 06, 2019	Dec. 21, 2018 shares	Jul. 06, 2018 shares	Jun. 06, 2018 shares	May 06, 2017	Feb. 03, 2017 shares	Sep. 30, 2022 item shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2018 shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | $									$ 315,000	$ 10,100	$ 17,900
intrinsic value of options exercised | $									19,410
Restricted Stock or Unit Expense | $									294,800	10,100	17,900
Share Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized													21,000,000
Share Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized												38,600,000
Share Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized								37,253,465
2022 Restricted Stock Incentive Plan | Xinjiang Daqo Lvchuang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Number of Vesting Period | item								3
2022 Restricted Stock Incentive Plan | Vested on the grant date | Xinjiang Daqo Lvchuang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								40.00%
2022 Restricted Stock Incentive Plan | Vested after grant date on each month | Xinjiang Daqo Lvchuang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								30.00%
2022 Restricted Stock Incentive Plan | Vesting on fourth anniversary of the grant date | Xinjiang Daqo Lvchuang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								30.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of RSU | $									294,800	10,100	17,900
Unrecognized compensation cost | $									$ 244,100
Unrecognized compensation cost, recognition period									2 years 8 months 12 days
Number of award granted									37,253,465
Total unrecognized compensation cost expected to be recognized over a weighted-average period									2 years 8 months 12 days
Restricted Stock Units (RSUs) | Share Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted							12,653,992
Vesting period						4 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted					10,984,761
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					30 months
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer | Vested on the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					0.167%
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Chief executive officer | Vested after grant date on each month
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					0.833%
Restricted Stock Units (RSUs) | Share Incentive Plan 2018 | Certain directors, executive officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted				25,275,880
Vesting period					5 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2014 and 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted			8,105,000
Vesting period		5 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	37,253,465
Vesting period	3 years
Restricted Stock Units (RSUs) | Share Incentive Plan 2022 | Vested on the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.50%
Restricted Stock Units (RSUs) | Share Incentive Plan 2022 | Vested after grant date on each month
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.014%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | $									$ 0	0	0
intrinsic value of options exercised | $									$ 19,400	700	44,100
Stock options | 2022 Restricted Stock Incentive Plan | Xinjiang Daqo Lvchuang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted								23,660,000	23,660,000
Weighted average fair value of stock options granted | $ / shares									$ 3.94
Share-based compensation | $									$ 20,100	$ 0	$ 0
Total unrecognized compensation cost									$75.6
Unrecognized compensation cost, recognition period									2 years 7 months 2 days
Number of option granted								23,660,000	23,660,000
Total unrecognized compensation cost expected to be recognized over a weighted-average period									2 years 7 months 2 days